31. Segments	12 Months Ended
Dec. 31, 2019
Segments [absract]
Segments
31.Segments

The operating segments are defined based on business activities that can generate revenues and incur expenses. The operating results are regularly reviewed by the Company's decision makers to assess the performance and allocate resources to the respective segments. The Company has two operating segments: the air transportation segment and the loyalty program segment.

The accounting policies of the operating segments are the same as those applied to the financial statements. In addition, the Company has different natures between its two operating segments, having no common costs and revenues between the reported operating segments which would require allocation.

The Company holds a majority shareholding in the subsidiary Smiles Fidelidade, and the interest of non-controlling shareholders on December 31, 2019 and 2018 was of 47.4%.

The information below presents the summarized financial position of the reportable operating segments as of December 31, 2019 and December 31, 2018:

31.1. Assets and liabilities of the operating segments

	2019
	Flight transportation	Smiles loyalty program	Total reportable segments	Eliminations	Total
Assets
Current	3,243,363	2,763,448	6,006,811	(1,079,434)	4,927,377
Non-current	10,888,299	121,135	11,009,434	(638,365)	10,371,069
Total Assets	14,131,662	2,884,583	17,016,245	(1,717,799)	15,298,446

Liabilities
Current	9,941,112	1,321,534	11,262,646	(900,046)	10,362,600
Non-current	11,867,062	357,714	12,224,776	(183,513)	12,041,263
Total equity (deficit)	(7,676,512)	1,205,335	(6,471,177)	(634,240)	(7,105,417)
Total liabilities and equity (deficit)	14,131,662	2,884,583	17,016,245	(1,717,799)	15,298,446

	2018
	Flight transportation	Smiles loyalty program	Total reportable segments	Eliminations	Total
Assets
Current	2,216,168	2,365,789	4,581,957	(1,271,122)	3,310,835
Non-current	7,373,864	269,339	7,643,203	(575,772)	7,067,431
Total Assets	9,590,032	2,635,128	12,225,160	(1,846,894)	10,378,266

Liabilities
Current	7,012,120	1,347,684	8,359,804	(1,159,248)	7,200,556
Non-current	7,563,287	273,214	7,836,501	(153,440)	7,683,061
Total equity (deficit)	(4,985,375)	1,014,230	(3,971,145)	(534,206)	(4,505,351)
Total liabilities and equity (deficit)	9,590,032	2,635,128	12,225,160	(1,846,894)	10,378,266

31.2. Results of the operating segments

	2019
	Flight transportation	Smiles loyalty	Total reportable segments	Eliminations	Total consolidated
		program (b)
Net revenue
Passenger (a)	12,592,018	-	12,592,018	485,725	13,077,743
Cargo and other (a)	463,651	-	463,651	(38,563)	425,088
Mileage program	-	1,051,124	1,051,124	(689,251)	361,873
Gross profit	13,055,669	1,051,124	14,106,793	(242,089)	13,864,704

Operating costs and expenses
Salaries, wages and benefits	(2,270,009)	(91,259)	(2,361,268)	-	(2,361,268)
Aircraft fuel	(4,047,344)	-	(4,047,344)	-	(4,047,344)
Aircraft rent	-	-	-	-	-
Sales and marketing	(587,445)	(82,947)	(670,392)	-	(670,392)
Landing fees	(759,774)	-	(759,774)	-	(759,774)
Aircraft, traffic and mileage servicing	(766,483)	(128,590)	(895,073)	187,681	(707,392)
Maintenance, materials and repairs	(569,229)	-	(569,229)	-	(569,229)
Depreciation and amortization	(1,701,115)	(26,868)	(1,727,983)	1	(1,727,982)
Passenger costs	(578,744)	-	(578,744)	-	(578,744)
Other operating income (expenses), net	(354,302)	44,384	(309,918)	1	(309,917)
Total operating expenses	(11,634,445)	(285,280)	(11,919,725)	187,683	(11,732,042)

Equity pick up method	294,976	(2,530)	292,446	(292,369)	77
Income before financial income (expense), exchange (variation) and income taxes	1,716,200	763,314	2,479,514	(346,775)	2,132,739

Financial results
Financial income	636,554	125,455	762,009	(372,446)	389,563
Financial expenses	(2,116,438)	(4,273)	(2,120,711)	372,446	(1,748,265)
Total financial results	(1,778,170)	121,182	(1,358,702)	-	(1,358,702)

Income before exchange rate variation, net	236,316	884,496	1,120,812	(346,775)	774,037

Exchange rate change, net	390,454	4,669	(385,785)	693	(385,092)
Income (loss) before income taxes	(154,138)	889,165	735,027	(346,082)	388,945

Income and social contribution taxes	36,865	(271,156)	(234,291)	24,684	(209,607)
Net income for the year	(117,273)	618,009	500,736	(321,398)	179,338

Attributable to equity holders of the parent	(117,273)	321,398	204,125	(321,398)	(117,273)
Attributable to non-controlling interests of Smiles	-	296,611	296,611	-	296,611

(a)   Eliminations are related to transactions between GLA and Smiles Fidelidade.

(b)   Amounts include Smiles S.A. and Smiles Fidelidade.

	2018
	Flight transportation	Smiles loyalty program (b)	Total reportable segment	Eliminations	Consolidated
Net revenue
Passenger (a)	10,199,092	-	10,199,092	434,396	10,633,488
Cargo and other (a)	422,432	-	422,432	(12,799)	409,633
Mileage program	-	987,444	987,444	(619,211)	368,233
Total net revenue	10,621,524	987,444	11,608,968	(197,614)	11,411,354

Operating costs and expenses
Salaries, wages and benefits	(1,821,521)	(82,331)	(1,903,852)	-	(1,903,852)
Aircraft fuel	(3,867,673)	-	(3,867,673)	-	(3,867,673)
Aircraft rent	(1,112,837)	-	(1,112,837)	-	(1,112,837)
Sales and marketing	(507,721)	(74,256)	(581,977)	-	(581,977)
Landing fees	(743,362)	-	(743,362)	-	(743,362)
Aircraft, traffic and mileage servicing	(661,260)	(107,489)	(768,749)	154,981	(613,768)
Maintenance, materials and repairs	(570,333)	-	(570,333)	-	(570,333)
Depreciation and amortization	(651,158)	(17,358)	(668,516)	-	(668,516)
Passenger service expenses	(474,117)	-	(474,117)	-	(474,117)
Other operating income, net	483,699	35,959	519,658	4,998	524,656
Total operating costs and expenses	(9,926,283)	(245,475)	(10,171,758)	159,979	(10,011,779)

Equity pick up method	315,721	-	315,721	(315,334)	387
Income before financial income (expense), exchange (variation) and income taxes	1,010,962	741,969	1,752,931	(352,969)	1,399,962

Financial results
Financial income	166,348	220,628	386,976	(127,248)	259,728
Financial expenses	(1,185,889)	(2,326)	(1,188,215)	127,126	(1,061,089)
Total financial results	(1,019,541)	218,302	(801,239)	(122)	(801,361)

Income before the exchange rate variation, net	(8,579)	960,271	951,692	(353,091)	598,601

Exchange rate change, net	(1,084,543)	3,223	(1,081,320)	123	(1,081,197)
Income (loss) before income taxes	(1,093,122)	963,494	(129,628)	(352,968)	(482,596)

Income taxes	7,729	(317,652)	(309,923)	12,795	(297,128)
Net income (loss) for the year	(1,085,393)	645,842	(439,551)	(340,173)	(779,724)

Attributable to equity holders of the parent	(1,085,393)	340,173	(745,220)	(340,173)	(1,085,393)
Attributable to non-controlling Interests of Smiles	-	305,669	305,669	-	305,669

(a)   Eliminations are related to transactions between GLA and Smiles Fidelidade.

(b)   Amounts include Smiles S.A. and Smiles Fidelidade.

	2017
	Flight transportation	Smiles loyalty program (b)	Total reportable segments	Eliminations	Consolidated
Net revenue
Passenger (a)	9,165,936	-	9,165,936	398,105	9,564,041
Cargo and other (a)	388,548	-	388,548	(40,159)	348,389
Mileage program	-	899,576	899,576	(482,972)	416,604
Total net revenue	9,554,484	899,576	10,454,060	(125,026)	10,329,034

Operating costs and expenses
Salaries, wages and benefits	(1,654,388)	(53,723)	(1,708,111)	-	(1,708,111)
Aircraft fuel	(2,887,737)	-	(2,887,737)	-	(2,887,737)
Aircraft rent	(939,744)	-	(939,744)	-	(939,744)
Sales and marketing	(518,025)	(69,917)	(587,942)	(2,872)	(590,814)
Landing fees	(664,170)	-	(664,170)	-	(664,170)
Aircraft, traffic and mileage servicing	(649,498)	(86,132)	(735,630)	107,490	(628,140)
Maintenance, materials and repairs	(368,719)	-	(368,719)	-	(368,719)
Depreciation and amortization	(491,806)	(13,619)	(505,425)	-	(505,425)
Passenger service expenses	(437,045)	-	(437,045)	-	(437,045)
Other operating income, net	(591,087)	(26,385)	(617,472)	7,162	(610,310)
Total operating costs and expenses	(9,202,219)	(249,776)	(9,451,995)	111,780	(9,340,215)

Equity pick up method	395,245	-	395,245	(394,701)	544
Income before financial income (expense), exchange (variation) and income taxes	747,510	649,800	1,397,310	(407,947)	989,363

Financial results
Financial income	184,448	205,431	389,879	(176,433)	213,446
Financial expenses	(1,225,315)	(2,201)	(1,227,516)	177,055	(1,050,461)
Total financial results	(1,040,867)	203,230	(837,637)	622	(837,015)

Income before the exchange rate variation, net	(293,357)	853,030	559,673	(407,325)	152,348

Exchange rate change, net	(78,462)	(3,284)	(81,746)	2	(81,744)
Income (loss) before income taxes	(371,819)	849,746	477,927	(407,323)	70,604

Income taxes	390,611	(89,131)	301,480	5,733	307,213
Net income (loss) for the year	18,792	760,615	779,407	(401,590)	377,817

Attributable to equity holders of the parent	18,792	401,590	420,382	(401,590)	18,792
Attributable to non-controlling Interests of Smiles	-	359,025	359,025	-	359,025

(a)   Eliminations are related to transactions between GLA and Smiles Fidelidade.

(b)   Amounts include Smiles S.A. and Smiles Fidelidade.

Capital expenditures per business segments is comprised of R$33,836 for loyalty program and R$914,579 for flight transportation.

In the individual financial statements of the subsidiary Smiles Fidelidade, which is the Loyalty Program segment, and in the information provided to the main operating decision-makers, the revenue is recognized when the miles are redeemed by the participants. From the perspective of this segment, such treatment is appropriate, as it is the moment when the revenue recognition cycle is completed, since Smiles transfers to GLA the obligation to provide services or deliver products to its customers.

However, from a consolidated perspective, the cycle of revenue recognition in relation to the exchange of miles in the loyalty program for airline tickets of the Company is only completed when passengers are effectively transported. Therefore, to reconcile the assets, liabilities and consolidated results, as well as for the equity pickup and consolidation, in addition to eliminations, an adjustment of unrealized transactions in revenues from the Smiles Program is carried out. In this case, within the consolidated perspective, the miles that were used to redeem airline tickets are only recognized as revenue when the passengers are transported, in accordance with the accounting practices adopted by the Company.